Cover	Aug. 09, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K/A (the "Form 8-K/A"), filed by First Hawaiian, Inc. (the "Company") with the Securities and Exchange Commission on August 9, 2019 (the "Form 8-K"), is to add Inline eXtensible Business Reporting Language ("XBRL") tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same.
Document Period End Date	Aug. 09, 2019
Entity File Number	001-14585
Entity Registrant Name	FIRST HAWAIIAN, INC.
Entity Central Index Key	0000036377
Entity Tax Identification Number	99-0156159
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	999 Bishop St.
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	525-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FHB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false